Crypto Assets (Details) - Schedule of Significant Crypto Asset Holdings - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Number of USDT held [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
USDT holdings	$ 3,545,562	$ 4,599,498
Carrying basis - USDT [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
USDT holdings	1	1
Fair value - per USDT [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
USDT holdings	1	1
Carrying basis of USDT [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
USDT holdings	3,546	4,599
Fair value of USDT [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
USDT holdings	$ 3,546	$ 4,599
Bitcoin holdings [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Bitcoin holdings (in Shares)	66	3
Bitcoin holdings [Member] | Carrying basis - per bitcoin [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Bitcoin holdings (in Shares)	30,346	37,169
Bitcoin holdings [Member] | Fair value - per bitcoin [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Bitcoin holdings (in Shares)	42,450	16,570
Bitcoin holdings [Member] | Carrying basis of bitcoin [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Bitcoin holdings (in Shares)	2,002	113
Bitcoin holdings [Member] | Fair value of bitcoin [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Bitcoin holdings (in Shares)	2,800	51
Others crypto assets holding [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Others crypto assets holding	$ 15,108
Others crypto assets holding [Member] | Carrying basis of other crypto assets [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Others crypto assets holding	376
Others crypto assets holding [Member] | Fair value of other crypto assets [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Others crypto assets holding	$ 364